Debt (Details) - CAD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 0	$ 43,733
Current portion	0	43,733
Long-term portion	0	0
Total debt	0	43,733
Due to a bank, US$nil and US$19,430 at December 31, 2018 and 2017, respectively
Disclosure of detailed information about borrowings [line items]
Borrowings	0	24,374
Total debt	0	24,374
Due to a bank, ?nil and ?13,605 at December 31, 2018 and 2017, respectively
Disclosure of detailed information about borrowings [line items]
Borrowings	0	19,359
Total debt	$ 0	$ 19,359